Accounts receivable, net - Schedule of Receivables (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Accounts receivable, gross		€ 4,477.5	€ 4,334.1
Allowance for credit losses		0.0	0.0
Accounts receivable, net	[1]	€ 4,477.5	€ 4,334.1

[1]	Accounts receivable includes amounts with related parties of €70.8 million and €7.8 million at December 31, 2024 and 2023, respectively.